CONVERTIBLE PROMISSORY NOTES	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 4 – CONVERTIBLE PROMISSORY NOTES

From February through April 2021, the Company sold $2,310,000 of convertible promissory notes (each an Original Notes and, collectively, the Original Notes), at par in a private placement transaction effected pursuant to an exemption from the registration requirements under the Securities Act of 1933, as amended. Effective April 30, 2021, pursuant to a revocation and replacement agreement between each holder of an Original Note and the Company (the Revocation Agreement), the $2,310,000 of Original Notes and accrued interest thereon as of April 30, 2021 were replaced with $2,360,550 aggregate principal amount of new Notes (as defined below). The Company accounted for the replacement of the Original Notes in accordance with ASC 470 and recorded a loss on extinguishment of $1,321,450 and interest expense of $70,647 for unamortized debt issuance costs as of April 30, 2021.

In April and May 2021, pursuant to a Securities Purchase Agreement by and between the Company and each investor (the SPA), the Company sold to investors $4,250,000 aggregate principal amount of convertible promissory notes (the Notes) and warrants to purchase shares of its common stock (the Warrants). The Notes are unsecured obligations of the Company with each Note having a stated maturity date of 12 months from its issue date (the Issue Date). The Notes bear interest at a rate of 12% per annum, payable on maturity, provided that, if the Company fails to pay any amounts when due under a Note, the interest rate increases to the greater of 16% or the maximum amount permitted by law. Each Note may be prepaid at the Company’s option during the first 270 calendar days following its Issue Date (the 270th day, the Trigger Date), subject to a 110% prepayment penalty on outstanding principal and accrued interest then outstanding. No Note may be prepaid in whole or in part after the Trigger Date.

Notes outstanding after the Trigger Date may be converted into shares of the Company’s common stock at an initial conversion price of $8.61 per share; provided that a Note holder may not convert any portion of its Note that would cause it to beneficially own in excess of 4.99% of the Company’s outstanding common stock. The conversion price and number of shares of Company common stock issuable upon conversion of the Notes are subject to adjustment from time to time for subdivisions and consolidations of shares and other standard dilutive and corporate events, as provided in the Notes. Subject to certain Exempt Issuances (as defined in the Notes), if while a Note is outstanding, the Company sells, issues or grants any shares of its common stock or other securities to acquire shares of common stock at a price per share less than the then conversion price, such conversion price shall be reduced to such lesser price, and the number of conversion shares issuable upon conversion of the Notes shall be increased, as provided in the Notes.

If the Company completes an offering of its common stock or other securities in excess of $12,000,000 of gross proceeds (a Qualified Capital Raise, as defined in the Notes), each Note holder will be required to convert its Adjusted Note Amount (as defined below) into the securities of such Qualified Capital Raise. Adjusted Note Amount equals the product of (i) the sum of all outstanding principal plus accrued interest on a Note, multiplied by (ii) 1.25.

The Notes contain a number of Company events of default (Events of Default) including, without limitation (i) failure to pay any principal or interest thereon when due, (ii) failure to timely deliver shares upon conversions, (iii) failure to comply with SEC reporting requirements under the Exchange Act, (iv) certain breaches of the SPA, the Notes, the Warrants, and the Registration Rights Agreement, (v) material restatements of the Company’s consolidated financial statements filed with the SEC, (vi) a holder’s inability to rely on Rule 144 for sales of shares underlying the Notes, (vii) the Company’s common stock is suspended or halted from trading and/or fails to be quoted or listed (as applicable) on the OTCQB, OTCQX, any tier of the NASDAQ Stock Market, the New York Stock Exchange, or the NYSE American within 10 days thereafter, (viii) failure to file with the SEC a registration statement covering the resale of shares of common stock underlying the Notes and Warrants within 60 calendar days following the Issue Date, (ix) failure to cause such registration statement to become effective within 120 calendar days following the Issue Date, or (x) certain mergers consolidations, business combinations and sales of all or substantially all of the Company’s assets in the event the Company is not the survivor of such transaction.

Upon an Event of Default, a Note holder may declare all amounts under its Note(s) due and payable, in which event the Company will be required to pay such Note holder the sum of (i) the product of (a) all then outstanding principal amount and accrued interest thereon, multiplied by (b) 125%; and (ii) all collection costs including legal fees and expenses in connection therewith. At the option of a Note holder, in the event the Company receives cash proceeds as a result of certain events, including, but not limited to, payments from customers, issuances of debt or equity securities, exercise of warrants or asset sales, the Company will be required to use such proceeds to repay all or any lesser outstanding amounts due under such holder’s Note.

The Notes include covenants, representations, warranties, other payment obligations and agreements by the Company including, without limitation, most-favored nation rights, rights of participation and first refusal and exchange rights.

In connection with the issuance of the Notes, the Company issued Warrants to purchase in the aggregate 767,796 shares of its common stock at an initial exercise price of $24.00 per share. The Warrants may be exercised for a period of five years from the Trigger Date, provided that, if prior to the Trigger Date, the Company (i) completes a Qualified Capital Raise, the outstanding Warrants shall be cancelled or (ii) prepays a holder’s Note(s) in whole or in part, such holder’s pro-rata number of Warrants shall be cancelled. The fair value of the Warrants was $3,700,632, of which $2,379,182 was recorded as a debt discount, which is being amortized to interest expense over the term of the Warrants, and $1,321,450 was recorded as a loss on debt extinguishment. The Company calculated the fair value of the Warrants utilizing the Black-Scholes valuation model with the following assumptions: volatility of 88.98%, risk-free interest rate of 0.86%, a term of 5.75 years and a dividend yield of zero.

In connection with the April and May 2021 sales of the $4,250,000 aggregate principal amount of the Notes, the Company incurred debt issuance costs of $116,000, which were recorded as a debt discount and are being amortized to interest expense over the term of the Notes using the effective interest rate method. The interest expense attributable to the debt discount, comprising the debt issuance costs and Warrants, during the three and nine months ended December 31, 2021 was $630,323 and $1,454,762, respectively.

The $6,610,550 aggregate principal amount of Notes are due and payable in full in the first quarter of fiscal 2023. Subsequent to the Trigger Date, the Notes can be converted into 767,783 shares of common stock at a conversion price of $8.61 per share.

NOTE 3 – NOTES PAYABLE

PPP Note

On April 24, 2020, the Company received a $368,780 unsecured loan (the PPP Note) under the Paycheck Protection Program (the PPP), which was established under the U.S. government’s Coronavirus Aid, Relief, and Economic Security Act (the CARES Act). The PPP Note to the Company was made through Silicon Valley Bank (the Lender), and the Company entered into a U.S. Small Business Administration Paycheck Protection Program Note (the Agreement) with the Lender evidencing the PPP Note.

The full amount of the PPP Note is due in April 2022. Interest will accrue on the outstanding principal balance of the PPP Note at a fixed rate of 1.0% per annum, which shall be deferred for 10 months after the covered period during which the Company used the proceeds. The Company may prepay principal of the PPP Note at any time in any amount without penalty. The Agreement contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties or provisions of the PPP Note. The occurrence of an event of default may result in the repayment of all amounts outstanding, collection of all amounts owing from the Company, and/or filing suit and obtaining judgment against the Company.

The Company applied to the Lender for forgiveness of the PPP Note in October 2020, and the amount which may be forgiven will be equal to the sum of the payroll and benefit costs and covered rent and utility payments incurred by the Company, as calculated in accordance with the terms of the CARES Act.

Convertible Promissory Notes

In February and March 2021, the Company sold $2,210,000 of convertible promissory notes (the Notes), at par in a private placement transaction effected pursuant to an exemption from the registration requirements under the Securities Act of 1933, as amended (the 2021 Placement). The Notes bear interest at an annual rate of 12%, and interest is accrued or payable monthly in cash. The Notes mature on September 30, 2021 (the Maturity Date) and may be prepaid prior to the Maturity Date.

The aggregate principal amount of the Notes plus accrued but unpaid interest thereon shall automatically convert upon the closing of an offering of the Company’s equity securities to investors or a strategic corporate investor resulting in aggregate gross proceeds to the Company of at least $5,000,000 (excluding conversion of the Notes or other convertible securities issued for capital raising purposes) (a Qualified Financing). In the event of a Qualified Financing, all such outstanding principal and accrued interest shall convert into the same equity securities purchased by and on the same terms and conditions as the other investors in such Qualified Financing at a conversion price equal to 80% (a 20% discount) of the lowest price paid per unit or share by investors in the Qualified Financing. In the event that additional bridge financing is obtained by the Company, the Notes shall convert into the same securities and on the same terms and conditions as the other investors therein and all such purchases will be treated as one, single round of financing going forward. As of March 31, 2021, the Notes could be converted into 770,305 shares of common stock, excluding the effects of any payments of interest in kind.

At any time on or following the Maturity Date, the holders of the Notes may demand repayment of the Notes, and the Company shall repay the outstanding aggregate principal amount plus accrued but unpaid interest thereon. The holders of the Notes, however, retain the right for 30 days after the Maturity Date to convert all or part of the aggregate principal amount plus accrued but unpaid interest on the Notes into the Company’s common stock at the conversion price of $2.87 per share or at a 20% discount to any financing consummated during the 30-day period following the Maturity Date.

If a Qualified Financing has not occurred immediately prior to the consummation of a Change of Control (as defined below), the Note holders shall have the option of either (i) converting all or any portion of the aggregate principal amount of the Notes plus accrued but unpaid interest thereon into common stock of the Company at a conversion price equal to $2.87 per share or (ii) having the Company repay the aggregate principal amount of the Notes and accrued but unpaid interest. The term “Change of Control” means (i) a consolidation or merger of the Company with or into any other corporation or other entity or person, or any other corporate reorganization, other than any such consolidation, merger or reorganization in which the shares of capital stock of the Company immediately prior to such consolidation, merger or reorganization continue to represent a majority of the voting power of the surviving entity immediately after such consolidation, merger or reorganization; (ii) any transaction or series of related transactions to which the Company is a party in which in excess of 50% of the Company’s voting power is transferred; (iii) the sale or transfer of all or substantially all of the Company’s assets, or the exclusive license of all or substantially all of the Company’s material intellectual property; or (iv) the dissolution and winding up of the Company.

The Company incurred debt issuance costs of $88,800, which were recorded as a debt discount and are being amortized to interest expense over the term of the Notes using the effective interest rate method. The interest expense related to the debt discount during the year ended March 31, 2021 was approximately $13,000.